Capital Lease Obligations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payment of capital lease	$ (445,760)
Minimum [Member]
Capital leases monthly payments	$ 1,066
Interest rate	4.83%
Maximum [Member]
Capital leases monthly payments	$ 9,629
Interest rate	5.67%